Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 13 – Subsequent Events
  The Company has evaluated events up to the filing date of these financial statements and determined that no subsequent event activity required disclosure.